Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Re-measurement gain relating to pre-existing equity interest				¥ 123
Purchase consideration			¥ 326	3,500
Goodwill	¥ 22,477		22,605	22,248	$ 3,259
Business Combinations 2022 | JOYY [Member]
Business Acquisition [Line Items]
Purchase consideration	¥ 12,800	$ 1,900
Other non-current assets | $					100
Restricted cash | $					$ 1,600
Business Combinations
Business Acquisition [Line Items]
Goodwill			¥ 357	¥ 4,000